Tax	6 Months Ended
Jun. 30, 2020
Tax
Tax

5. Tax

The actual tax credit differs from the expected tax credit computed by applying the standard UK corporation tax rate of 19% (2019 - 19%), as analysed below:

	Half year ended
	30 June	30 June
	2020	2019
	£m	£m
(Loss)/profit before tax	(770)	2,694
Expected tax credit/(charge)	146	(512)
Losses and temporary differences in period where no deferred tax assets recognised	(38)	(2)
Foreign profits taxed at other rates	(24)	5
UK tax rate change impact	75	—
Items not allowed for tax:
- losses on disposals and write-downs	(14)	(46)
- UK bank levy	(15)	(15)
- regulatory and legal actions	20	(5)
- other disallowable items	(23)	(40)
Non-taxable items:
- Alawwal bank merger gain on disposal	—	212
- other non-taxable items	68	26
Taxable foreign exchange movements	(2)	—
Losses bought forward and utilised	23	21
(Reduction)/increase in carrying value of deferred tax in respect of: - UK losses	(56)	215
- Ireland losses	(20)	—
Banking surcharge	52	(155)
Tax on paid-in equity	38	—
Adjustments in respect of prior periods	(22)	102
Actual tax credit/(charge)	208	(194)

At 30 June 2020, NatWest Group has recognised a deferred tax asset of £976 million (31 December 2019 - £1,011 million) and a deferred tax liability of £387 million (31 December 2019 - £266 million). These include amounts recognised in respect of UK trading losses of £799 million (31 December 2019 - £770 million). Under UK tax legislation, these UK losses can be carried forward indefinitely. NatWest Group has considered the carrying value of this asset as at 30 June 2020 and concluded that it is recoverable based on future profit projections.